Income Taxes - Reconciliation of Income Tax Provision Computed at Statutory Rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Statutory tax rate	21.00%	21.00%	34.00%
Net loss before income taxes	$ 9,781	$ 28,623
Expected income tax recovery	(2,054)	(6,011)
Increase (decrease) in income tax recovery resulting from:
Derivative liability	(2,964)	877
Share based payments	949	1,279
Other permanent difference	(213)	(376)
Foreign income taxed at foreign rate	(99)	23
Increase in valuation allowance	4,381	4,208
Income tax expense	$ 0	$ 0